SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands				12 Months Ended
	Aug. 31, 2020	Nov. 19, 2018	Oct. 22, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2019	Oct. 31, 2018	Dec. 31, 2017
Schedule Of Significant Accounting Policies [Line Items]
Interest expenses incurred				$ 115,697	$ 132,291	$ 160,508
Interest expenses capitalized				10,898	0	0
Impairment losses recognized on property and equipment				$ 3,769	0	0
Land use rights, estimated useful life				40 years
Maximum deposits recognizing period				1 year
Advertising and promotional costs				$ 4,607	22,177	28,009
Percentage of tax benefit greater than likelihood				50.00%
Operating lease right-of-use assets				$ 17,379	14,238
Operating lease liabilities				$ 18,132
Internal-use Software [Member]
Schedule Of Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life				3 years
Advance Customer Deposits and Ticket Sales [Member]
Schedule Of Significant Accounting Policies [Line Items]
Advance customer deposits and ticket sales				$ 2,403	3,946	$ 4,380
Decrease in advance customer deposits and ticket sales				$ (1,543)	$ (434)
Accounting Standards Update 2016-02 [Member]
Schedule Of Significant Accounting Policies [Line Items]
Operating lease right-of-use assets							$ 14,745
Operating lease liabilities							$ 14,745
Ordinary Shares [Member]
Schedule Of Significant Accounting Policies [Line Items]
Ordinary shares, issued									18,127.94
Ordinary shares, par value									$ 1
Class A Ordinary Shares [Member]
Schedule Of Significant Accounting Policies [Line Items]
Ordinary shares, issued				370,352,700	241,818,016				181,279,400
Ordinary shares, par value				$ 0.0001	$ 0.0001			$ 0.0001	$ 0.0001
Exchange of Class A ordinary shares to Class B ordinary shares						72,511,760
Ordinary shares	72,185,488		115,800,376
Class B Ordinary Shares [Member]
Schedule Of Significant Accounting Policies [Line Items]
Ordinary shares, issued				72,511,760	72,511,760
Ordinary shares, par value				$ 0.0001	$ 0.0001			$ 0.0001	$ 0.0001
Exchange of Class A ordinary shares to Class B ordinary shares						72,511,760
Equivalent Class A Ordinary Shares for ADS [Member]
Schedule Of Significant Accounting Policies [Line Items]
Ordinary shares	56,349,196	17,250,000
Equivalent Class A Ordinary Shares for ADS [Member] | IPO [Member]
Schedule Of Significant Accounting Policies [Line Items]
Ordinary shares, par value			$ 0.0001
Ordinary shares			115,000,000
Minimum [Member]
Schedule Of Significant Accounting Policies [Line Items]
Amortization writeoff of Gaming Assets				2 years
Maximum [Member]
Schedule Of Significant Accounting Policies [Line Items]
Amortization writeoff of Gaming Assets				10 years